INCOME TAXES (Reconciliation of the Theoretical and Actual Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net income before taxes	$ 56,496	$ 39,486	$ 63,426
Statutory tax expenses	6,780	5,042	8,100
Effect of non-benefited income New Technological or Preferred Enterprises statuses in Israel	130	144	172
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes, net	(199)	(131)	441
Change in tax reserve for uncertain tax positions	1,806	850	619
Effect of foreign operations taxed at various rates	1,381	1,173	2,034
Foreign Derived Intangible Income benefit	(526)	(768)	(1,534)
Tax credits	(1,526)	(777)	(664)
Adjustments for previous year's tax	249	(2,121)	(159)
Change in valuation allowance	413	898
Other	81	5	42
Total reconciling items	1,809	(727)	951
Income tax expenses	$ 8,589	$ 4,315	$ 9,051